Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment - net
8.	Property, Plant and Equipment - net

	December 31,
	2018	2017
Cost
Construction in progress	$34,217	$34,566
Plant and buildings	29,195	30,851
Machinery and equipment	39,345	39,678
Motor vehicles	1,449	1,710
Office equipment and furniture	2,942	2,736
Leasehold improvements	12,336	12,972
Total cost	$119,484	$122,513
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	11,021	10,380
Machinery and equipment	26,338	24,808
Motor vehicles	1,009	1,333
Office equipment and furniture	2,064	2,000
Leasehold improvements	8,132	7,562
Total accumulated depreciation	$48,564	$46,083
Property, plant and equipment, net	$70,920	$76,430

The buildings of Sinovac Beijing with a net book value of $1,738 (RMB 11.9 million) were pledged as collateral for a bank loan from Bank of Beijing (note 10 (c)).

The buildings of the Changping facilities of Sinovac Beijing with a net book value of $10,620 (RMB 73.0 million) were pledged as collateral for bank loans from China Construction Bank (note 10(f), 10 (i)).

The buildings of Sinovac Dalian with a net book value of $514 (RMB 3.5 million) were pledged as collateral for a bank loan from Bank of China (note 10 (d)).

Net depreciation expense for the year ended December 31, 2018 was $4,887 (2017 - $4,638, 2016 - $5,063), after deduction of amortized government grant specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2018 was $75 (2017 - $42, 2016 - $478).